INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
INTANGIBLE ASSETS, NET
Gross Carrying Amount	$ 17,315	$ 87,524
Accumulated Amortization	(8,893)	(8,586)
Total intangible assets, net	8,422	78,938
Amortization expense	6,544	2,235	$ 1,559
Expected amortization expense of intangible assets
2017	2,500
2018	2,200
2019	1,400
2020	1,000
2021 and thereafter	1,300
Power purchase agreements
INTANGIBLE ASSETS, NET
Gross Carrying Amount		71,770
Accumulated Amortization		(37)
Total intangible assets, net		71,733
Technical know-how
INTANGIBLE ASSETS, NET
Gross Carrying Amount	1,431	1,528
Accumulated Amortization	(1,183)	(1,164)
Total intangible assets, net	248	364
Computer software
INTANGIBLE ASSETS, NET
Gross Carrying Amount	15,884	14,226
Accumulated Amortization	(7,710)	(7,385)
Total intangible assets, net	$ 8,174	$ 6,841